Intangible assets - Narrative (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Finited lived intangible assets, estimated useful life	15 years
Amortization expense	$ 19,972	$ 9,760	$ 56,643	$ 33,896
Product Certifications
Acquired Finite-Lived Intangible Assets [Line Items]
Capitalized finited lived intangible assets			171,224	17,314
Patents
Acquired Finite-Lived Intangible Assets [Line Items]
Capitalized finited lived intangible assets			226,726	146,981
Patents | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Finited lived intangible assets, estimated useful life			7 years
Patents | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Finited lived intangible assets, estimated useful life			10 years
Developed Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Capitalized finited lived intangible assets			$ 240,000
Finited lived intangible assets, estimated useful life			15 years